                           FLEXIBLE PREMIUM VARIABLE
                               ANNUITY CONTRACT

                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY

            METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco Van Kampen V.I. Equity and Income Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. -- CLASS B
  Global Thematic Growth Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Dynamic Capital Appreciation Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --CLASS 2
  Franklin Small-Mid Cap Growth Securities Fund Templeton Foreign Securities
  Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio
  Legg Mason ClearBridge Variable Appreciation Portfolio
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
  Legg Mason ClearBridge Variable Large Cap Growth Portfolio
  Legg Mason ClearBridge Variable Large Cap Value Portfolio
  Legg Mason ClearBridge Variable Mid Cap Core Portfolio
  Legg Mason ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Legg Mason Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class E
  MFS(R) Research International Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  Van Kampen Comstock Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth Portfolio -- Class D
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Legacy Large Cap Growth Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  FI Value Leaders Portfolio -- Class D
  Jennison Growth Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  T. Rowe Price Large Cap Growth Portfolio -- Class B

Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4587.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

               Mortality and Expense Risk Charge..... 1.25%/(1)/
               Administrative Expense Charge......... 0.15%
                                                      -----
               TOTAL ANNUAL SEPARATE ACCOUNT CHARGES. 1.40%

--------------
(1) We will waive the following amount of the Mortality and Expense Risk
    Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio --Class B; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio -- Class B; and 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-457-4587.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                 MINIMUM   MAXIMUM
                                                                               --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)...........   0.35%     1.19%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                      DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                         AND/OR                                 ANNUAL       WAIVER       ANNUAL
                           MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
UNDERLYING FUND               FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
---------------            ---------- ------------ -------- ------------------ --------- --------------- ---------
AIM VARIABLE INSURANCE
  FUNDS (INVESCO
  VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco Van Kampen
   V.I. Equity and
   Income Fund............   0.39%        --        0.28%           --           0.67%          --         0.67%
ALLIANCEBERNSTEIN
  VARIABLE PRODUCTS
  SERIES FUND, INC. --
  CLASS B
  Global Thematic Growth
   Portfolio..............   0.75%       0.25%      0.19%           --           1.19%          --         1.19%
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS --
  SERVICE CLASS 2
  Contrafund(R) Portfolio.   0.56%       0.25%      0.09%           --           0.90%          --         0.90%
  Dynamic Capital
   Appreciation Portfolio.   0.56%       0.25%      0.30%           --           1.11%          --         1.11%

                                                    DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                       AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                         MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
UNDERLYING FUND                             FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
---------------                          ---------  -----------  -------  -----------------  --------  --------------  --------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth
   Securities Fund......................   0.50%       0.25%      0.29%         0.01%          1.05%        0.00%        1.05%
 Templeton Foreign Securities Fund......   0.64%       0.25%      0.15%         0.01%          1.05%        0.00%        1.05%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio..........   0.75%         --       0.05%           --           0.80%        0.00%        0.80%
 Legg Mason ClearBridge Variable
   Appreciation Portfolio...............   0.71%         --       0.05%           --           0.76%        0.00%        0.76%
 Legg Mason ClearBridge Variable Equity
   Income Builder Portfolio.............   0.75%         --       0.08%           --           0.83%         --          0.83%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio............................   0.75%         --       0.06%           --           0.81%        0.00%        0.81%
 Legg Mason ClearBridge Variable Large
   Cap Growth Portfolio.................   0.75%         --       0.11%           --           0.86%        0.00%        0.86%
 Legg Mason ClearBridge Variable Large
   Cap Value Portfolio..................   0.65%         --       0.08%           --           0.73%        0.00%        0.73%
 Legg Mason ClearBridge Variable Mid
   Cap Core Portfolio...................   0.75%         --       0.12%           --           0.87%        0.00%        0.87%
 Legg Mason ClearBridge Variable Small
   Cap Growth Portfolio.................   0.75%         --       0.14%           --           0.89%        0.00%        0.89%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I
 Legg Mason Western Asset Variable
   Global High Yield Bond Portfolio.....   0.80%         --       0.14%           --           0.94%        0.00%        0.94%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio --
   Class A..............................   0.60%         --       0.05%           --           0.65%         --          0.65%
 BlackRock Large Cap Core Portfolio --
   Class E..............................   0.59%       0.15%      0.05%         0.01%          0.80%        0.01%        0.79%
 MFS(R) Research International
   Portfolio -- Class B.................   0.68%       0.25%      0.09%           --           1.02%        0.06%        0.96%
 Morgan Stanley Mid Cap Growth
   Portfolio -- Class B+................   0.65%       0.25%      0.07%           --           0.97%        0.01%        0.96%
 PIMCO Total Return Portfolio --
   Class B..............................   0.48%       0.25%      0.03%           --           0.76%         --          0.76%
 Pioneer Fund Portfolio -- Class A......   0.64%         --       0.05%           --           0.69%        0.01%        0.68%
 Pioneer Strategic Income Portfolio --
   Class A..............................   0.58%         --       0.06%           --           0.64%         --          0.64%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B.................   0.57%       0.25%      0.02%           --           0.84%         --          0.84%
 Third Avenue Small Cap Value
   Portfolio -- Class B.................   0.74%       0.25%      0.03%           --           1.02%        0.01%        1.01%
 Van Kampen Comstock Portfolio --
   Class B..............................   0.58%       0.25%      0.03%           --           0.86%        0.01%        0.85%

                                                   DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                      AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                        MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
UNDERLYING FUND                            FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
---------------                         ---------  -----------  -------  ------------------ --------  --------------  --------
METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth
   Portfolio -- Class D................   0.73%       0.10%      0.04%           --           0.87%         --          0.87%
 BlackRock Bond Income Portfolio --
   Class A.............................   0.34%         --       0.03%           --           0.37%        0.01%        0.36%
 BlackRock Legacy Large Cap Growth
   Portfolio -- Class A................   0.71%         --       0.02%           --           0.73%        0.01%        0.72%
 BlackRock Money Market Portfolio --
   Class A.............................   0.33%         --       0.02%           --           0.35%        0.01%        0.34%
 FI Value Leaders Portfolio -- Class D.   0.67%       0.10%      0.07%           --           0.84%         --          0.84%
 Jennison Growth Portfolio -- Class B..   0.62%       0.25%      0.02%           --           0.89%        0.07%        0.82%
 MetLife Stock Index Portfolio --
   Class B.............................   0.25%       0.25%      0.02%           --           0.52%        0.01%        0.51%
 MFS(R) Total Return Portfolio --
   Class F.............................   0.54%       0.20%      0.05%           --           0.79%         --          0.79%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B................   0.60%       0.25%      0.04%           --           0.89%        0.01%        0.88%
 Western Asset Management U.S.
   Government Portfolio -- Class A+....   0.47%         --       0.02%           --           0.49%        0.01%        0.48%

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

The current VARIABLE FUNDING OPTIONS are listed below, along with their investment advisers and any subadviser:

                                                    INVESTMENT                             INVESTMENT
           FUNDING OPTION                            OBJECTIVE                         ADVISER/SUBADVISER
-------------------------------------- -------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
 Invesco Van Kampen V.I. Equity and    Seeks both capital appreciation and    Invesco Advisers, Inc.
   Income Fund                         current income.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
  SERIES FUND, INC. -- CLASS B
 Global Thematic Growth Portfolio      Seeks long-term growth of capital.     AllianceBernstein L.P.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
 Contrafund(R) Portfolio               Seeks long-term capital appreciation.  Fidelity Management & Research
                                                                              Company
                                                                              Subadviser: FMR Co., Inc.
 Dynamic Capital Appreciation          Seeks capital appreciation.            Fidelity Management & Research
   Portfolio                                                                  Company
                                                                              Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth         Seeks long-term capital growth.        Franklin Advisers, Inc.
   Securities Fund
 Templeton Foreign Securities Fund     Seeks long-term capital growth.        Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
 Legg Mason ClearBridge Variable       Seeks capital appreciation.            Legg Mason Partners Fund Advisor,
   Aggressive Growth Portfolio                                                LLC
                                                                              Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge Variable       Seeks long-term appreciation of        Legg Mason Partners Fund Advisor,
   Appreciation Portfolio              capital.                               LLC
                                                                              Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge Variable       Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
   Equity Income Builder Portfolio     Long-term capital appreciation is a    LLC
                                       secondary objective.                   Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge Variable       Seeks long-term capital growth.        Legg Mason Partners Fund Advisor,
   Fundamental All Cap Value           Current income is a secondary          LLC
   Portfolio                           consideration.                         Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge Variable       Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Large Cap Growth Portfolio                                                 LLC
                                                                              Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge Variable       Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Large Cap Value Portfolio           Current income is a secondary          LLC
                                       objective.                             Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge Variable       Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Mid Cap Core Portfolio                                                     LLC
                                                                              Subadviser: ClearBridge Advisors, LLC

                                                     INVESTMENT                             INVESTMENT
            FUNDING OPTION                            OBJECTIVE                         ADVISER/SUBADVISER
--------------------------------------- -------------------------------------- --------------------------------------
 Legg Mason ClearBridge Variable        Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Small Cap Growth Portfolio                                                  LLC
                                                                               Subadviser: ClearBridge Advisors, LLC
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I
 Legg Mason Western Asset Variable      Seeks to maximize total return,        Legg Mason Partners Fund Advisor,
   Global High Yield Bond Portfolio     consistent with the preservation of    LLC
                                        capital.                               Subadvisers: Western Asset
                                                                               Management Company; Western
                                                                               Asset Management Company Limited;
                                                                               Western Asset Management Company
                                                                               Pte. Ltd.
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio --      Seeks to maximize total return,        MetLife Advisers, LLC
   Class A                              consistent with income generation      Subadviser: BlackRock Financial
                                        and prudent investment management.     Management, Inc.
 BlackRock Large Cap Core Portfolio --  Seeks long-term capital growth.        MetLife Advisers, LLC
   Class E                                                                     Subadviser: BlackRock Advisors, LLC
 MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
   Portfolio -- Class B                                                        Subadviser: Massachusetts Financial
                                                                               Services Company
 Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
   Portfolio -- Class B+                                                       Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
 PIMCO Total Return Portfolio --        Seeks maximum total return,            MetLife Advisers, LLC
   Class B                              consistent with the preservation of    Subadviser: Pacific Investment
                                        capital and prudent investment         Management Company LLC
                                        management.
 Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital    MetLife Advisers, LLC
                                        growth.                                Subadviser: Pioneer Investment
                                                                               Management, Inc.
 Pioneer Strategic Income Portfolio --  Seeks a high level of current income.  MetLife Advisers, LLC
   Class A                                                                     Subadviser: Pioneer Investment
                                                                               Management, Inc.
 T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
   Portfolio -- Class B                 by investing in common stocks          Subadviser: T. Rowe Price
                                        believed to be undervalued. Income     Associates, Inc.
                                        is a secondary objective.
 Third Avenue Small Cap Value           Seeks long-term capital appreciation.  MetLife Advisers, LLC
   Portfolio -- Class B                                                        Subadviser: Third Avenue
                                                                               Management LLC
 Van Kampen Comstock Portfolio --       Seeks capital growth and income.       MetLife Advisers, LLC
   Class B                                                                     Subadviser: Invesco Advisers, Inc.
METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth            Seeks maximum capital appreciation.    MetLife Advisers, LLC
   Portfolio -- Class D                                                        Subadviser: BlackRock Advisors, LLC
 BlackRock Bond Income Portfolio --     Seeks a competitive total return       MetLife Advisers, LLC
   Class A                              primarily from investing in fixed-     Subadviser: BlackRock Advisors, LLC
                                        income securities.
 BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital.     MetLife Advisers, LLC
   Portfolio -- Class A                                                        Subadviser: BlackRock Advisors, LLC

                                                         INVESTMENT                              INVESTMENT
             FUNDING OPTION                               OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- -------------------------------------
 BlackRock Money Market Portfolio --       Seeks a high level of current income     MetLife Advisers, LLC
   Class A                                 consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
 FI Value Leaders Portfolio -- Class D     Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                    Subadviser: Pyramis Global Advisors,
                                                                                    LLC
 Jennison Growth Portfolio -- Class B      Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
 MetLife Stock Index Portfolio --          Seeks to track the performance of the    MetLife Advisers, LLC
   Class B                                 Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors Company, LLC
 MFS(R) Total Return Portfolio -- Class F  Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital        MetLife Advisers, LLC
   Portfolio -- Class B                    and, secondarily, dividend income.       Subadviser: T. Rowe Price
                                                                                    Associates, Inc.
 Western Asset Management U.S.             Seeks to maximize total return           MetLife Advisers, LLC
   Government Portfolio -- Class A+        consistent with preservation of capital  Subadviser: Western Asset
                                           and maintenance of liquidity.            Management Company

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.

                            CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

We have added the following paragraph at the end of the WITHDRAWAL CHARGE subsection:

For participants of 403(b) arrangements, 401(a) plans, 401(k) plans and 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                   TRANSFERS
--------------------------------------------------------------------------------

We have modified the last three paragraphs in the MARKET TIMING/EXCESSIVE TRADING subsection to read as follows:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide the Underlying Fund promptly upon request, certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                             DOLLAR COST AVERAGING
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION PERTAINS TO THE DOLLAR COST AVERAGING AND SPECIAL DOLLAR COST AVERAGING PROGRAMS AVAILABLE UNDER YOUR CONTRACT:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                               OTHER INFORMATION
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                  APPENDIX B
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

We have modified the first paragraph in the TRANSFERS subsection as follows:

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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 Irvine, CA 92614

                                                SUPP -- Book 23A (& 23B) 4/12

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